LEASES - Future lease payments under operating leases and finance leases (Details) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands		USD ($)	CNY (¥)
Future lease payments under finance leases
2020		$ 52,390	¥ 364,729
2021		55,449	386,027
2022		54,234	377,564
2023		17,660	122,947
2024		17,382	121,008
2025 and thereafter		270,144	1,880,687
Total future lease payments		467,259	3,252,962
Less: Imputed interest		(224,575)	(1,563,446)
Present value of future lease payments	[1]	242,684	1,689,516
Future lease payments under operating leases
2020		67,033	466,670
2021		53,657	373,552
2022		23,075	160,644
2023		12,501	87,028
2024		6,821	47,484
2025 and thereafter		92,996	647,419
Total future lease payments		256,083	1,782,797
Less: Imputed interest		(76,615)	(533,376)
Present value of future lease payments	[1]	$ 179,468	¥ 1,249,421

[1]	* Present value of future operating lease payments consisted of current portion of operating lease liabilities, non-current portion of operating lease liabilities and operating lease liabilities in amounts due to related parties, amounting to RMB437,817 (US$62,888), RMB579,102 (US$83,183) and RMB232,502 (US$33,397) for the year ended December 31, 2019, respectively.Present value of future finance lease payments consisted of current portion of finance lease liabilities, non-current portion of finance lease liabilities and finance lease liabilities in amounts due to related parties, amounting to RMB227,115 (US$32,623), RMB896,927 (US$128,836) and RMB565,474 (US$81,225) for the year ended December 31, 2019, respectively.